Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DIVERSIFIED EQUITY FUND | Diversified Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	19.76%	22.73%
ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.52%